Cash Equivalents and Investments (Summary of Cash and Available-For-Sale Securities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of Available-For-Sale Securities [Line Items]
Adjusted Cost	$ 168,982	$ 365,680
Cash, Cash Equivalents and Available-for-Sale Securities, Fair Value	168,982	365,680
Cash and Cash Equivalents	168,982	365,680
Cash [Member]
Schedule of Available-For-Sale Securities [Line Items]
Adjusted Cost	37,718	138,961
Cash, Cash Equivalents and Available-for-Sale Securities, Fair Value	37,718	138,961
Cash and Cash Equivalents	37,718	138,961
Money Market Funds [Member]
Schedule of Available-For-Sale Securities [Line Items]
Adjusted Cost	131,264	226,719
Cash, Cash Equivalents and Available-for-Sale Securities, Fair Value	131,264	226,719
Cash and Cash Equivalents	$ 131,264	$ 226,719